FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, April 27, 2006

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


                                                                  13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109      443 16396.000SH       SOLE                13715.000          2681.000
Affiliated Managers Group      COM              008252108     6851 64260.000SH       SOLE                58255.000          6005.000
Air Products & Chemicals       COM              009158106     8181 121760.000SH      SOLE               109690.000         12070.000
Alcoa                          COM              013817101     6090 199292.046SH      SOLE               177157.046         22135.000
AllianceBernstein Holding LP   COM              01881g106      292 4410.000 SH       SOLE                 2810.000          1600.000
Allstate Corp.                 COM              020002101     7433 142639.000SH      SOLE               127164.000         15475.000
Anadarko Petroleum Corp        COM              032511107     6211 61492.000SH       SOLE                56392.000          5100.000
Atmel Corp.                    COM              049513104     3952 837385.000SH      SOLE               756835.000         80550.000
Avnet Inc.                     COM              053807103     5117 201610.000SH      SOLE               181325.000         20285.000
BP PLC-Spons ADR               COM              055622104      475 6888.576 SH       SOLE                 6092.576           796.000
Bard, C.R.                     COM              067383109      251 3708.000 SH       SOLE                 3708.000
Barrick Gold Corp.             COM              067901108     3539 129905.000SH      SOLE               128205.000          1700.000
Baxter International           COM              071813109     7145 184105.000SH      SOLE               166530.000         17575.000
Berkshire Hathaway Cl B        COM              084670207      295   98.000 SH       SOLE                   30.000            68.000
CBS Corp-New CL B              COM              124857202     4761 198553.000SH      SOLE               178038.000         20515.000
CIT Group                      COM              125581108     7620 142385.000SH      SOLE               128110.000         14275.000
Carnival Corp New              COM              143658300     4718 99590.000SH       SOLE                88370.000         11220.000
Caterpillar Inc.               COM              149123101     5148 71685.158SH       SOLE                65200.158          6485.000
Citigroup, Inc.                COM              172967101     8638 182902.000SH      SOLE               165317.000         17585.000
Clarcor, Inc.                  COM              179895107     2670 75000.000SH       SOLE                75000.000
Clorox Company                 COM              189054109     4726 78960.000SH       SOLE                66580.000         12380.000
Coca-Cola Company              COM              191216100     5316 126971.000SH      SOLE               103186.000         23785.000
Coca-Cola Enterprises          COM              191219104     1892 93010.000SH       SOLE                91660.000          1350.000
Colgate Palmolive              COM              194162103      530 9285.000 SH       SOLE                 7185.000          2100.000
Comerica Inc                   COM              200340107      809 13958.000SH       SOLE                 7900.000          6058.000
Duke Energy Holding Corp Co.   COM              26441C105     4910 168430.000SH      SOLE               150840.000         17590.000
Exxon Mobil Corporation        COM              302316102     1886 30993.000SH       SOLE                18511.000         12482.000
FedEx Corporation              COM              31428x106     9446 83635.000SH       SOLE                75330.000          8305.000
Fifth Third Bancorp            COM              316773100      236 5986.072 SH       SOLE                 5486.072           500.000
General Electric               COM              369604103     6076 174709.973SH      SOLE               135984.973         38725.000
General Mills                  COM              370334104     6910 136340.000SH      SOLE               121090.000         15250.000
Global SanteFe Corp            COM              G3930E101     1079 17765.000SH       SOLE                15065.000          2700.000
Grainger W.W.                  COM              384802104      301 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103     8385 254873.378SH      SOLE               226888.378         27985.000
Home Depot                     COM              437076102     7346 173670.380SH      SOLE               156635.380         17035.000
IBM                            COM              459200101     3159 38309.743SH       SOLE                32569.743          5740.000
Intel Corp                     COM              458140100      330 16960.000SH       SOLE                13360.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     8034 192931.000SH      SOLE               171271.000         21660.000
Johnson & Johnson              COM              478160104     4582 77376.598SH       SOLE                69146.598          8230.000
McDonalds Corp                 COM              580135101      616 17915.000SH       SOLE                11615.000          6300.000
Medtronic Inc                  COM              585055106      482 9495.000 SH       SOLE                 8895.000           600.000
Merck & Company                COM              589331107      298 8450.000 SH       SOLE                 1650.000          6800.000
Micron Technology, Inc.        COM              595112103     5261 357415.000SH      SOLE               325790.000         31625.000
Microsoft Corp.                COM              594918104      237 8695.000 SH       SOLE                 7555.000          1140.000
Morgan Stanley                 COM              617446448     1979 31500.000SH       SOLE                31025.000           475.000
Motorola                       COM              620076109     4371 190780.000SH      SOLE               162955.000         27825.000
Nabors Industries Ltd          COM              G6359f103     5259 73470.000SH       SOLE                67775.000          5695.000
Newmont Mining Corp.           COM              651639106     4072 78480.000SH       SOLE                65145.000         13335.000
Noble Corp                     COM              G65422100     1148 14160.000SH       SOLE                12410.000          1750.000
Oracle Corp.                   COM              68389X105     5559 406068.000SH      SOLE               364743.000         41325.000
Parker Hannifin Corp.          COM              701094104     5389 66850.000SH       SOLE                59735.000          7115.000
PepsiCo                        COM              713448108      223 3851.886 SH       SOLE                 3451.886           400.000
Pfizer                         COM              717081103      586 23500.000SH       SOLE                 5500.000         18000.000
Quest Diagnostics              COM              74834L100     7188 140125.000SH      SOLE               125150.000         14975.000
Royal Dutch Shell PLC - Class  COM              780259206      527 8460.000 SH       SOLE                   60.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     6755 103688.993SH      SOLE                93416.993         10272.000
Schering Plough                COM              806605101      303 15975.000SH       SOLE                10775.000          5200.000
Seagate Technology             COM              G7945J104     5251 199440.000SH      SOLE               179860.000         19580.000
Stryker Corp                   COM              863667101      322 7261.000 SH       SOLE                 6661.000           600.000
The Charles Schwab Corp        COM              808513105      196 11414.734SH       SOLE                11414.734
Transocean, Inc.               COM              G90078109     5068 63108.000SH       SOLE                55713.000          7395.000
Tyco International Ltd New     COM              902124106     2491 92682.000SH       SOLE                90632.000          2050.000
U.S. Bancorp                   COM              902973304     2799 91762.000SH       SOLE                89622.000          2140.000
Verizon Communications         COM              92343V104     7575 222396.000SH      SOLE               197482.000         24914.000
WalMart Stores                 COM              931142103     5293 112046.000SH      SOLE               102906.000          9140.000
Walgreen Co.                   COM              931422109      259 6000.000 SH       SOLE                 6000.000
Wells Fargo & Co.              COM              949746101     5285 82750.000SH       SOLE                74985.000          7765.000
Williams Cos. Inc.             COM              969457100     5982 279670.000SH      SOLE               255900.000         23770.000
Wyeth                          COM              983024100      222 4577.000 SH       SOLE                  477.000          4100.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $256,782